SUPPLEMENTAL CASH FLOW INFORMATION - Disclosure of supplemental cash flow information (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Non-cash financing activities
Fair value of options cancelled and expired	$ 0	$ 59,553	$ 0
Fair value of options exercised	0	13,590	50,080
Fair value of agent warrants granted	0	127,254	0
Shares issued for options exercised	0	37,500	0
Shares issued for warrants exercised	0	187,120	0
Share issuance costs	0	0	128,995
Non-cash investing activities:
Shares issued for acquisition		0	1,399,763
Shares to be issued for acquisition of inventory	0	22,800	0
Shares issued for consulting services	$ 125,000	$ 0	$ 0